Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
Fair Value Measurements [Abstract]
Asset held in trust	$ 6,218,429	$ 290,646,467	$ 6,365,874
Redemption of payment for franchise tax and income tax	288,183,427
Interest income		$ 871,000
Dividend	$ 0